1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

November 30, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               SEI Institutional Managed Trust

File Nos. 033-9504 and 811-04878

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), I attach herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with the exhibits thereto.

This filing is made pursuant to Rule 485(a) under the Act for purposes of: (i) modifying the name and investment strategy of an existing series of the Trust, the Small/Mid Cap Equity Fund, which had not commenced operations at the time of modification; (ii) adding new disclosures related to the performance information of certain funds; and (iii) reflecting changes in investment income distribution.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.5538.

Sincerely,

/s/ Sohee Yun

Sohee Yun, Esq.

cc: Ms. Julie Vossler